Liability For Unpaid Claims- Additional Information (Detail) - OAK Street Health Inc and Affiliates [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Liability For Claims And Claims Adjustment Expense [Line Items]
Earning per share basic and diluted	$ (0.15)		$ (0.15)
Medical Claims Expenses [Member]
Liability For Claims And Claims Adjustment Expense [Line Items]
Medical Claims Expense and Cost of Care, excluding depreciation and amortization	$ 154,564	$ 98,003	$ 442,308	$ 259,622
Medical Claims Expenses [Member] | Restatement Adjustment [Member] | Three Months Ending Thirty June Two Thousand And Twenty [Member]
Liability For Claims And Claims Adjustment Expense [Line Items]
Medical Claims Expense and Cost of Care, excluding depreciation and amortization	20		11,364
Provider Excess Insurance Scheme [Member]
Liability For Claims And Claims Adjustment Expense [Line Items]
Insurance premium expenditure incurred	921	749	2,633	1,707
Insurance premium expenditure reimbursed	$ 766	$ 0	1,519	$ 0
Providers excess insurance deductible per member			250
Provider Excess Insurance Scheme [Member] | Maximum [Member]
Liability For Claims And Claims Adjustment Expense [Line Items]
Providers excess insurance deductible per member			$ 5,000